Leases (Details) - Schedule of Amounts Recognized in Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 477	$ 180	$ 237
Expenses relating to leases	4,911	3,723	1,592
Total	$ 5,388	$ 3,903	$ 1,829